Borrowings - Summary of Composition of Borrowings (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 1,869,583	$ 5,566,955
Current borrowings	4,571,257	6,970,898
Loans	6,440,840	12,537,853
In Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans	6,409,334	8,187,386
In Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans	$ 31,506	$ 4,350,467